LEASES (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 08, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Restricted cash		$ 48
Gain (loss) on termination of lease	$ (68)	$ (68)	$ 0
Disposal of leasehold improvements	$ 16